INCOME TAXES (Details 2) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES
Statutory tax rate in PRC (as a percent)	25.00%	25.00%	25.00%
Income tax expense and earnings per share amounts if the Group's subsidiaries in the PRC were neither in a tax holiday period nor had they been specifically allowed special tax concessions
Provision for income taxes	$ 7,214	$ 5,086	$ 4,041
Net income per ordinary share-basic (in dollars per share)	$ 0.19	$ 0.19	$ 0.11
Net income per ordinary share-diluted (in dollars per share)	$ 0.18	$ 0.18	$ 0.10
Aggregate undistributed foreign earnings
Valuation allowance related to the loss carry-forward	106	621
Reconciliation between the provision for income tax computed by applying statutory PRC enterprise income tax rate of 25%, and the actual provision of income taxes from continuing operations
Net income before provision for income taxes	46,176	44,116	24,473
Income tax at statutory tax rate	11,544	11,029	6,118
Non-deductible expenses	823	643	676
Super deductions of R&D expenses	(1,139)	(1,323)	(1,058)
Change in valuation allowance	(11)	621
Effect of the different income tax rates in other jurisdictions	2,583	563	1,529
Effect of tax holiday and preferential tax rates	(6,586)	(6,447)	(3,224)
Income tax expenses	7,214	5,086	4,041
Effective tax rate (as a percent)	15.62%	11.53%	16.51%
Additional disclosures
Withholding tax rate (as a percent)	10.00%	10.00%	10.00%
XuanCai
Aggregate undistributed foreign earnings
Valuation allowance related to the loss carry-forward		508
No Tax Holidays In Effect
Income tax expense and earnings per share amounts if the Group's subsidiaries in the PRC were neither in a tax holiday period nor had they been specifically allowed special tax concessions
Provision for income taxes	13,800	11,533	7,265
Net income per ordinary share-basic (in dollars per share)	$ 0.16	$ 0.16	$ 0.09
Net income per ordinary share-diluted (in dollars per share)	$ 0.15	$ 0.15	$ 0.09
PRC subsidiaries
INCOME TAXES
Net operating loss carry-forwards	1,245
Aggregate undistributed foreign earnings
Aggregate undistributed earnings	127,547
PRC Variable Interest Entities
Aggregate undistributed foreign earnings
Aggregate undistributed earnings	93,098
AutoNavi Asia
Income tax expense and earnings per share amounts if the Group's subsidiaries in the PRC were neither in a tax holiday period nor had they been specifically allowed special tax concessions
Provision for income taxes	$ 0	$ 0	$ 0